Note 9 - Income Taxes (Details) - Income Tax Reconciliation	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Abstract]
Federal income tax at statutory rate	34.00%	34.00%
Increase (decrease) in tax resulting from:
Tax-exempt income	(38.00%)	(23.20%)
Other	3.50%	(0.20%)
Effective tax rates	(0.50%)	10.60%